December 5, 2024

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       New Perspective Fund

File Nos. 002-47749 and 811-02333

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 29, 2024 of Registrant’s Post-Effective Amendment No. 101 under the Securities Act of 1933 and Amendment No. 84 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Jennifer L. Butler

Jennifer L. Butler

Secretary